Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by stage (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,119,650		£ 1,113,200
Credit impairment charges		(1,912)		(1,468)	[1]	£ (2,336)	[1],[2]
Head Office [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		(27)		16
Barclays UK [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		(712)		(826)
Barclays International [member] | Operating segments [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		(1,173)		£ (658)
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				1.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 680,053		£ 658,934
Coverage ratio	[3]	1.00%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 686,683	[4]	665,975
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,630		£ 7,041
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				0.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	[3]	0.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 620,406	[4]	£ 591,215
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 804		£ 787
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				4.40%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	[3]	4.40%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 57,419	[4]	£ 65,573
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,543		£ 2,865
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				36.90%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	[3]	37.10%
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 8,858	[4]	£ 9,187
Loans and advances at amortised cost, including off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3,283		3,389
Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		(1,904)		(1,465)		£ (2,333)
Loans and advances [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 339,115		£ 326,406
Coverage ratio		1.80%		2.00%
Credit impairment charges		£ 1,833		£ 1,590
Loan loss rate		0.53%		0.48%
Loans and advances [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 345,423		£ 333,176
Loans and advances [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		6,308		6,770
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 298,559		£ 280,538
Coverage ratio		0.20%		0.20%
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 299,266		£ 281,226
Loans and advances [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		707		688
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 35,861		£ 40,732
Coverage ratio		6.20%		6.20%
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 38,234		£ 43,447
Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,373		2,715
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 4,695		£ 5,136
Coverage ratio		40.70%		39.60%
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 7,923		£ 8,503
Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		3,228		3,367
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 203,377		£ 198,774
Coverage ratio		2.50%		2.80%
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 208,657		£ 204,492
Loans and advances [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,280		£ 5,718
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.30%		0.30%
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 175,786		£ 168,135
Loans and advances [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 555		£ 544
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		7.50%		7.90%
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 27,724		£ 30,549
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,087		£ 2,401
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		51.30%		47.70%
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 5,147		£ 5,808
Loans and advances [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,638		2,773
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 135,738		£ 127,632
Coverage ratio		0.80%		0.80%
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 136,766		£ 128,684
Loans and advances [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,028		£ 1,052
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%		0.10%
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 123,480		£ 113,091
Loans and advances [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 152		£ 144
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		2.70%		2.40%
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 10,510		£ 12,898
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 286		£ 314
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		21.30%		22.00%
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,776		£ 2,695
Loans and advances [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		590		594
Loans and advances [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		£ 1,687		£ 1,689
Loan loss rate		0.81%		0.83%
Loans and advances [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		£ 146		£ (99)
Loan loss rate		0.11%		0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				£ 7,722
Coverage ratio				4.50%
Credit impairment charges		£ 27		£ 15
Loan loss rate		0.44%		0.19%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 6,129		£ 8,084
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		346
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				0.10%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		4,803		£ 6,510
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				7.40%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		500		£ 636
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		36
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				32.60%
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		826		£ 938
Loans and advances [member] | Head Office [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		305
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				£ 2,926
Coverage ratio				1.30%
Credit impairment charges		£ 0		£ (31)
Loan loss rate		0.00%		0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 3,011
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		35
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,974
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				0.00%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		0
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio				92.70%
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		37
Loans and advances [member] | Head Office [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		35
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 166,292		£ 160,506
Coverage ratio		1.50%		1.70%
Credit impairment charges		£ 661		£ 830
Loan loss rate		0.39%		0.51%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 168,741		£ 163,230
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,449		£ 2,724
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%		0.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 143,097		£ 134,911
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 198		£ 183
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		5.50%		5.50%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 23,198		£ 25,279
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,277		£ 1,389
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		39.80%		37.90%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,446		£ 3,040
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		974		1,152
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 31,250		£ 28,037
Coverage ratio		0.50%		0.70%
Credit impairment charges		£ 33		£ 74
Loan loss rate		0.11%		0.26%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 31,412		£ 28,240
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 162		£ 203
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%		0.10%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 27,891		£ 22,824
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 16		£ 16
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		1.60%		1.70%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,397		£ 4,144
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 38		£ 70
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		9.60%		9.20%
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,124		£ 1,272
Loans and advances [member] | Barclays UK [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		108		117
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 31,302		£ 30,546
Coverage ratio		7.40%		7.90%
Credit impairment charges		£ 999		£ 844
Loan loss rate		2.96%		2.54%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 33,787		£ 33,178
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2,485		£ 2,632
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		1.30%		1.30%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 27,886		£ 26,714
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 352		£ 352
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		19.20%		20.80%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 4,026		£ 4,634
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 774		£ 965
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		72.50%		71.90%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,875		£ 1,830
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Retail [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,359		1,315
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 101,512		£ 96,669
Coverage ratio		0.80%		0.80%
Credit impairment charges		£ 113		£ (142)
Loan loss rate		0.11%		0.00%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 102,343	[5]	£ 97,480
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 831		£ 811
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.10%		0.10%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 92,615	[5]	£ 87,344
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 136		£ 128
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		3.10%		2.80%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 8,113	[5]	£ 8,754
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 248		£ 244
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		27.70%		31.80%
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 1,615	[5]	£ 1,382
Loans and advances [member] | Barclays International [member] | Operating segments [member] | Barclays Group Wholesale [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 447		439
Off balance sheet loan commitments and financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets				£ 332,528
Coverage ratio		0.10%	[6]	0.10%
Credit impairment charges		£ 71
Off balance sheet loan commitments and financial guarantee contracts [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[6]	340,938
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges				£ (125)
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		341,260		332,799
Off balance sheet loan commitments and financial guarantee contracts [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 322	[6]	£ 271
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.00%	[6]	0.00%
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 321,140		£ 309,989
Off balance sheet loan commitments and financial guarantee contracts [member] | Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 97	[6]	£ 99
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		0.90%	[6]	0.70%
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 19,185		£ 22,126
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 170	[6]	£ 150
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio		5.90%	[6]	3.20%
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 935		£ 684
Off balance sheet loan commitments and financial guarantee contracts [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		55	[6]	22
Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges		8
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit impairment charges				3
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		149,300						£ 129,900
Other financial assets subject to impairment [member] | Financial assets at amortised cost [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		24						£ 12
Other financial assets subject to impairment [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		148,500		129,300
Other financial assets subject to impairment [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		12		10
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		800		600
Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		£ 2		£ 2

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]	The comparatives for 2017 are presented on an IAS 39 basis
[3]	The loan loss r ate is 55bps after applying the total impairment charge of £1,912m.
[4]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £ 149.3 bn and impairment allowance of £ 24m . This comprises £ 12 m ECL on £ 148.5 bn Stage 1 assets, £ 2 m on £ 0.8 bn S tage 2 fair value through other comprehensive income asset s cash collateral and settlement assets and £10m on £10m Stage 3 other assets.

[5]	Includes Wealth and Private Banking exposures measured on an individual customer exposure basis.
[6]	Excludes loan commitments and financial guarantees of £ 17.7 bn carried at fair value.